Summary of Significant Accounting Policies - Patent Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Patent costs	$ 0.4	$ 0.5	$ 1.6	$ 1.4